Financial Risks - Summary of Composition of Shares by Industry Sector in Unrealized Loss Position (Detail) - Aegon US, NL [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	€ 58	€ 86
Unrealized losses	(24)	(20)
Financial Industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	28	49
Unrealized losses	(10)	(15)
Other industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	30	37
Unrealized losses	€ (14)	€ (6)